Summary of Significant Accounting Policies - Company's Three Largest Customers Accounted for Receivable (Detail) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	35.50%	32.10%
Customer 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	31.20%	30.10%
Customer 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	21.50%	25.00%